Investment Objectives and Goals	Sep. 28, 2026
FIS Christian Stock Fund
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information — FIS Christian Stock Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	FIS Christian Stock Fund (the “Fund”) seeks long-term growth of capital and income.
FIS Bright Portfolios Focused Equity ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information — FIS Bright Portfolios Focused Equity ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	FIS Bright Portfolios Focused Equity ETF (the “Fund”) seeks long term capital appreciation.